PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT
Equipment	$ 291,384	$ 289,169	$ 285,753
Accumulated depreciation	(286,403)	(286,063)	(279,765)
Total	$ 4,981	$ 3,107	$ 5,988